As filed with the  Securities  and Exchange  Commission on or about November 15,
2002

                                       Securities Act Registration No. 33-42773
                               Investment Company Act Registration No. 811-6409


                     SECURITIES AND EXCHANGE COMMISSION
                            Washington D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [   ]
         Pre-Effective Amendment No.                                       [   ]
                                     ------
         Post-Effective Amendment No.   24                                 [ X ]
                                      ------
                                                                          and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [   ]
         Amendment No.   25                                                [ X ]
                       -------
                         (Check appropriate box or boxes)

                  STRONG SHORT-TERM MUNICIPAL BOND FUND, INC.
                (Exact Name of Registrant as Specified in Charter)

          100 Heritage Reserve
    Menomonee Falls, Wisconsin                                            53051
(Address of Principal Executive Offices)                              (Zip Code)
         Registrant's Telephone Number, including Area Code: (414) 359-3400

                                   Richard W. Smirl
                            Strong Capital Management, Inc.
                                   100 Heritage Reserve
                            Menomonee Falls, Wisconsin 53051
                         (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box).

[X]  immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on (date) pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the Village of Menomonee Falls, and State of Wisconsin as of the 15th day of November, 2002.

                                   STRONG SHORT-TERM MUNICIPAL BOND FUND, INC.
                                   (Registrant)


                                     By: /s/ Richard W. Smirl
                                     ------------------------------------------
                                Richard W. Smirl, Vice President and Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and as of the date indicated.

NAME                                            TITLE                                       DATED AS OF


                                                Chairman of the Board (Principal
/s/ Richard S. Strong                           Executive Officer) and a Director           November 15, 2002
-----------------------------------------------
Richard S. Strong

                                                Treasurer (Principal Financial and
/s/ John W. Widmer                              Accounting Officer)                         November 15, 2002
-----------------------------------------------
John W. Widmer


                                                Director                                    November 15, 2002
-----------------------------------------------
Willie D. Davis*


                                                Director                                    November 15, 2002
-----------------------------------------------
William F. Vogt*


                                                Director                                    November 15, 2002
-----------------------------------------------
Stanley Kritzik*


                                                Director                                    November 15, 2002
-----------------------------------------------
Neal Malicky*


                                               Director                                    November 15, 2002
----------------------------------------------
Gordon Greer*

* Gilbert L. Southwell III signs this document pursuant to the power of attorney filed with this Post-Effective Amendment No. 23 and Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A.

                                         By:  /s/ Gilber L. Southwell III
                                     ------------------------------------------
                                       Gilbert L. Southwell, III

                                                       EXHIBIT INDEX

                                                                                                   EDGAR
  EXHIBIT NO.                                         EXHIBIT                                      EXHIBIT NO.
  -----------                                         -------                                      -----------
(p)               Code of Ethics for Access Persons dated November 8, 2002                         EX-99.p
(p.1)             Code of Ethics for Non-Access Persons dated November 8, 2002                     EX-99.p1